TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

(in millions)	2023	2022	2021
Accrual for rebates, discounts and returns	(507)	(428)	(436)
Rebates payable	(28)	(4)	(114)
Accounts payable	(39)	(33)	(26)
Accruals and other payables	(150)	(137)	(133)
Other tax and social security payable	(19)	(15)	(11)
Trade and other payables	$(743)	$(617)	$(720)
The carrying amounts of total trade and other payables are denominated in the following currencies:

(in millions)	2023	2022	2021
Pound sterling	(42)	(45)	(36)
Euros	(11)	(12)	(10)
U.S. dollar	(663)	(540)	(658)
Other currencies	(27)	(20)	(16)
Trade and other payables	$(743)	$(617)	$(720)